Average Annual Total Returns{- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-10 - Mid Cap Portfolio	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	25.60%	13.60%	13.29%	25.51%	13.49%	13.17%	25.31%	13.32%	13.00%	24.76%	13.09%	14.20%